Principal Accounting Policies (Narrative - Intangible Assets) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible assets, net [Line Items]
Impairment of intangible assets	¥ 0	¥ 0	¥ 0
Computer software [Member]
Intangible assets, net [Line Items]
Estimated useful lives	3 years
Separately identifiable intangible assets arising from acquisitions and business cooperation agreement [Member] | Minimum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	3 years 6 months
Separately identifiable intangible assets arising from acquisitions and business cooperation agreement [Member] | Maximum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	20 years